UNSECURED DEBT AND RELATED DERIVATIVES - Derivatives (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Unsecured debentures and term loans, net
Fair value gains (losses) on financial instruments, net		$ (17,296)	$ 11,383
Derivatives
Unsecured debentures and term loans, net
Fair value gains (losses) on financial instruments, net	$ (12,400)	$ (20,372)	$ 13,809